Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details)	Dec. 31, 2018 $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2017 $ / shares shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.00005		$ 0.00005	$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued			4,329,000	1	1
Ordinary shares, shares outstanding		4,329,000	4,329,000
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195		796,062,195
Ordinary shares, shares issued	1,818,383
Ordinary shares, shares outstanding	1,773,301	63,714
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	826,389		826,389
Ordinary shares, shares issued	826,389
Ordinary shares, shares outstanding	826,389
Class C Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416		203,111,416
Ordinary shares, shares issued	4,265,286
Ordinary shares, shares outstanding	4,265,286	4,265,286
Parent Company
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000
Ordinary shares, shares issued	0		4,329,000
Ordinary shares, shares outstanding	0		4,329,000
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195		796,062,195
Ordinary shares, shares issued	1,818,383		0
Ordinary shares, shares outstanding	1,773,301		0
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	826,389		826,389
Ordinary shares, shares issued	826,389		0
Ordinary shares, shares outstanding	826,389		0
Parent Company | Class C Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416		203,111,416
Ordinary shares, shares issued	4,265,286		0
Ordinary shares, shares outstanding	4,265,286		0